UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04438

Exact name of registrant as specified in charter:	Aberdeen Australia Equity Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road,
Plainsboro,
New Jersey 08536

Name and address of agent for service:	Mr Beverley Hendry,
300 S.E. 2nd Street, Suite #820,
Fort Lauderdale,
Florida 33301

Registrant’s telephone number, including area code:	1-866-839-5205

Date of fiscal year end:	10/31/05

Date of reporting period:	7/31/05

Item 1 – Schedule of Investments

Aberdeen Australia Equity Fund, Inc.

Aberdeen Australia Equity Fund, Inc.

Portfolio of Investments (unaudited)

July 31, 2005

Shares	Description	(US$)
LONG-TERM INVESTMENTS - 97.0%
Common Stocks- 97.0%
Consumer Discretionary - 9.5%
1,265,000	APN News & Media Corporation Limited	$5,057,308
382,000	Billabong International Limited	4,131,535
790,000	TABCORP Holdings Limited	9,559,018

		18,747,861

Consumer Staples - 10.4%
937,000	Foster’s Group Limited	3,888,440
1,015,000	Lion Nathan Limited	5,708,748
865,000	Woolworths Limited	10,782,093

		20,379,281

Energy - 3.0%
258,000	Woodside Petroleum Limited	5,931,823

Financials - 33.3%
835,000	Australia & New Zealand Banking Group Limited	13,619,442
266,000	Australian Stock Exchange Limited	5,195,865
785,000	Bendigo Bank Limited	5,870,943
205,000	Commonwealth Bank of Australia	6,085,962
1,073,000	QBE Insurance Group Limited*	13,807,015
505,000	Suncorp-Metway Limited	7,833,891
860,000	Westpac Banking Corporation Limited	12,909,478

		65,322,596

Industrials - 8.8%
800,000	Downer EDI Limited	3,514,479
806,000	Leighton Holdings Limited	7,718,781
2,370,000	Qantas Airways Limited	5,980,391

		17,213,651

Materials - 15.0%
982,000	BHP Billiton Limited	14,449,738
400,000	Rio Tinto Limited	14,933,495

		29,383,233

Property - 5.0%
722,500	Westfield Group Limited	9,884,472

Telecommunication Services - 9.0%
2,109,000	Telecom Corporation of New Zealand Limited	9,056,662
2,228,000	Telstra Corporation Limited	8,585,513

		17,642,175

Utilities - 3.0%
550,000	Australian Gas Light Company Limited	5,986,167

Total long-term Investments - 97.0% (cost $118,300,873)		190,491,259
Other assets in excess of liabilities - 3.0%		5,835,809

Net Assets - 100.0%		$196,327,068

*	Portion of security is on loan.

Tax Cost of Investments

The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of July 31, 2005 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$138,848,539	$53,753,800	$(2,111,080)	$51,642,720

Aberdeen Australia Equity Fund, Inc.

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

Aberdeen Australia Equity Fund, Inc.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Australia Equity Fund, Inc.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Australia Equity Fund, Inc.

Date: September 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Australia Equity Fund, Inc.

Date: September 14, 2005

By:	/s/ Christian Pittard
Christian Pittard,
Treasurer of
Aberdeen Australia Equity Fund, Inc.

Date: September 14, 2005

Aberdeen Australia Equity Fund, Inc.